COVER PAGE	Nov. 18, 2022
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	Enovis CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34045
Entity Tax Identification Number	54-1887631
Entity Address, Address Line One	2711 Centerville Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	252-9160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001420800
Document Period End Date	Nov. 18, 2022
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ENOV
Security Exchange Name	NYSE